EMPLOYEE BENEFITS (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Actuarial liabilities	R$ 454,161	R$ 481,118	R$ 537,290
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Present value of obligations	454,161	481,118	537,290
Actuarial liabilities	R$ 454,161	R$ 481,118	R$ 537,290	R$ 584,288